Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 17, 2020
Entity Registrant Name	dei_EntityRegistrantName	ETF Opportunities Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001771146
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2020
Prospectus Date	rr_ProspectusDate	Dec. 17, 2020
Real Asset Strategies ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Real Asset Strategies ETF (the “Fund”) seeks to protect against inflation and provide diversification.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to meet its investment objective by investing in inflation-indexed securities, gold, commodities, and cash instruments.  The Fund’s investments will be the responsibility of the Adviser and Enduring Investments, LLC (the “Sub-Adviser”). The Adviser and Sub-Adviser will work together in building the Fund’s portfolio with the Adviser primarily focusing on overall asset allocation decisions and selection of exchange traded products utilized while the Sub-Adviser will primarily focus on the Fund’s investments allocated by the Adviser to fixed-income securities and commodity related investments. The Fund will obtain its exposure to these asset classes primarily through direct investment in: individual issue inflation-indexed securities; futures contracts linked to commodities or commodities indices and/or gold; non-affiliated exchange traded products (ETPs) that may include but not limited to exchange traded funds (ETFs) and exchange traded notes (ETNs); publicly traded partnerships (PTPs) and Grantor Trusts; other registered investment companies (RICs); qualified publicly traded partnerships (QPTPs); passive foreign investment companies (PFIC); and, short-term cash instruments and money market funds.

The Adviser has developed an investment model that is used to determine the asset allocations for the Fund, but the Adviser does retain discretion.  The Adviser does not anticipate major deviations from the model driven asset allocation process, but such deviations may occur in response to extreme market conditions.  The asset allocation process can only be changed by the Adviser.

The Adviser’s model is quantitative and systematic, utilizing momentum and value factors to identify the different asset classes for investment. Momentum factors typically are reliant upon the continuance of an existing market trend while value factor investing seeks investments that are considered inexpensive. In the most basic terms, the model seeks to determine when an asset class (e.g. gold) is perceived to be attractive from an investment perspective compared to other asset classes given current market conditions. The Fund will typically have some allocation to gold, commodities and inflation-linked bonds and one asset class, including cash, may be favored over another as the model determines appropriate. The Adviser believes an allocation to these assets provides a level of protection during periods of rising and/or high inflation environments. The Adviser believes inflation risk should be considered by investors and protected against.

The Adviser and Sub-Adviser are responsible for determining the timing of trading and the actual securities selected for investment. When selecting ETPs for investment, the Adviser and/or Sub-Adviser will compile a list of ETPs that provide the Fund with the desired asset class exposure and then further analyze the ETPs. The analysis may include, but is not limited to, their underlying cost structure, holdings, investment process, market liquidity, performance, operational and legal issues, diversification, time horizon, and tax related issues. The Adviser and Sub-Adviser will generally sell or reduce its exposure to an investment based on the results of the Adviser’s quantitative model. The Adviser’s quantitative model is generally run once a month, but asset allocations do not necessarily change monthly; however, at times,the Fund’s strategy may result in active and frequent trading of portfolio instruments to achieve its investment objective.

The Adviser, through its quantitative investment model, will actively manage the Fund’s portfolio across the different asset classes with the goal of providing investors with protection against an environment of rising and/or high inflation. The Adviser believes that actively managing the Fund’s exposure to gold, cash, commodities and inflation-linked securities can add value over a static allocation to one or more of these asset classes.

The Fund’s investments in inflation-indexed securities will be primarily issued by the U.S. government, its agencies, or instrumentalities and will be managed by the Sub-Adviser. Inflation-indexed securities (also known as inflation-protected securities) are debt securities whose principal amount is adjusted for inflation, unlike conventional debt securities that make principal and interest payments. These inflation-protected securities will include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. The Sub-Adviser believes that by actively managing the portfolio of inflation protected securities, for example by buying securities it believes are undervalued and selling its positions that it believes are overvalued, it can add value to the portfolio. The Sub-Adviser considers an inflation-protected security to be undervalued when its trading price is below its intrinsic value as determined by the Sub-Adviser and considers such security to be overvalued when its trading price is above its intrinsic value as determined by the Sub-Adviser. When determining an inflation-indexed security’s intrinsic value, the Sub-Adviser considers the timing of the security's cash flows, the values of cash flows associated with that timing, and contingent options associated with aspects of the security’s contractual structure. The Sub-Adviser does not target a specific duration or maturity for the Fund’s inflation-indexed securities and the average duration of the Fund’s portfolio of such securities may vary based on the Sub-Adviser’s outlook on interest rates.

The Fund may invest in futures contracts managed by the Sub-Adviser. Futures contracts are considered “derivative” instruments because their values are based on (“derived from”) the value of an underlying asset, reference rate, index, or some other variable. The Fund may use futures contracts to gain exposure to commodities that include energy related products, metals and agricultural related products. The Adviser believes a portfolio allocated across various types of commodities can have the effect of reducing the Fund’s correlation to traditional equity and bond portfolios, thus providing shareholders with diversification.

The Fund may invest in ETPs. The Adviser believes ETPs may provide an efficient low cost means for the Fund to gain exposure to a particular commodity (e.g. gold) or a basket of commodities as well as inflation-indexed securities. The Adviser believes ETPs can provide the Fund with broad based exposure to commodities and inflation-linked securities consistent with the Fund’s objective of providing diversification and inflation protection.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 as amended (the “1940 Act”), which means it may invest a greater percentage of its assets in a particular issuer.

When managing the Fund’s portfolio, the Adviser will consider whether it is more advantageous to have the Fund invest directly in an asset or invest in the asset indirectly through its wholly-owned subsidiary incorporated in the Cayman Islands (the “Subsidiary”). Factors considered include but are not limited to cost, liquidity, diversification, time horizon, operational and legal considerations, and taxes. The Subsidiary may invest in futures and ETPs that provide exposure to the commodities markets. The level of the Fund’s investments in its Subsidiary will vary based on the use of certain securities whose income may not be treated as qualifying income for purposes of the 90% income requirement (See “Taxation Risk as it Relates to Investments in Subsidiary” for more information). The Fund will limit its investment in the Subsidiary to 25% of its total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. The market value of securities owned by the Fund may decline, at times sharply and unpredictably.

Securities Selection Risk. Securities selected by the Adviser/Sub-Adviser may not perform to expectations. This could result in underperformance compared to other funds with similar investment objective.

Asset Allocation Risk. The Fund is also subject to asset allocation risk, which is the chance that the selection of investments, and the allocation of assets to such investments, will cause the Fund to underperform other funds with a similar investment objective.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

●          Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE ARCA (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

●          Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

●          Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●          Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Investment Company Risk. An investment in other investment companies (including other ETPs) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs.

Derivatives Risk. Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates, or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Fund uses derivatives, it will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Issuer Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Fund’s investment approach may be out of favor at times, causing it to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Fixed Income Risk. The market value of fixed income securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

Inflation-Protected Securities Tax Risk. Any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund.

Inflation-Protected Securities Interest Rate Risk. Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Generally, if the inflation rate declines, the principal amount of the security will be reduced and, consequently, the amount of interest payable on the security will also be reduced. Because of this inflation adjustment feature, inflation-indexed securities usually have lower yields than conventional fixed-rate bonds. In addition, any increase in the principal amount of an inflation-indexed security is taxable currently as ordinary income, even though the investor does not receive the principal until maturity.

Asset Segregation Risk. The Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to the derivatives in which it invests. Accordingly, the Fund and the Subsidiary will typically maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

Quantitative Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Interest Rate Risk. Changes in interest rates can result in losses for fixed-income and other securities. Specifically, for fixed-income securities or fixed-income ETFs, when interest rates rise, the market values of the fixed-income instruments normally decrease. Typically, the longer the maturity or duration of a fixed-income security, the greater the security’s sensitivity to changes in interest rates. Changes in monetary policy, government policy, government spending and inflation may affect the level of interest rates.

Commodity Risk. Investing in physical commodities is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction.

Commodity-Linked Derivative Risk. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The Fund’s investments in commodities (including precious metals), may be owned through ETFs, Publicly Traded Partnerships (“PTPs”), Grantor Trusts, Passive Foreign Investment Company (“PFICs”), Qualified Publicly Traded Partnerships (QPTPs) and Exchange Traded Notes (“ETNs”), and can experience significant price fluctuations that can have a negative effect on the value of an investor’s shares. These securities may have exposure to underlying commodities through ownership of the actual commodity, or through commodity-linked derivative instruments.

Risk of Highly Volatile Markets. The prices of financial instruments in which the Fund may invest can be highly volatile. Price movements of the financial instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses.

Gold-Related Risk. Investments in instruments tied to the price of gold are considered speculative. The Fund’s investments in instruments tied to the price of gold may fluctuate substantially over short periods of time or subject the Fund to greater volatility than other types of investments due to many factors, such as changes in inflation or inflation expectations, the supply of gold, commercial and industrial demand for gold, purchases or sales of gold by entities such as governments or central banks, other actions by governments such as monetary policy changes or restrictions on ownership, investment speculation, or other economic, financial or political factors. The Fund’s gold-related investments will primarily consist of derivative instruments tied to the price of gold, such as futures or gold-related ETPs.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

Taxation Risk as it Relates to Investments in Subsidiary. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code although there is no guarantee. To do so the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The Fund intends to hold certain commodity-related investments indirectly, through its Subsidiary. The Fund expects its income with respect to the Subsidiary will be qualifying income. However, there is a risk that the Internal Revenue Service (“IRS”) could issue regulations or other guidance holding, or could assert, that the Fund’s income with respect to the Subsidiary is not qualifying income for purposes of the Fund remaining qualified as a regulated investment company. In such circumstances, the Fund may fail to qualify as a regulated investment company or be required to make changes to its operations, which may affect the Fund's ability to gain investment exposure to commodities. The Fund as well as Fund shareholders may also experience adverse tax consequences in such circumstances, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s total assets are invested in the Subsidiary to ensure compliance with Subchapter M.

High Portfolio Turnover Risk. The Fund’s investment strategies are expected to involve frequent trading which leads to high portfolio turnover. The Fund’s annual portfolio turnover rate may be significantly higher than that of most mutual funds. High rates of portfolio turnover could lower performance of the Fund due to increased trading costs and may result in the realization of capital gains. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of investment performance. Mutual funds are required to distribute their net realized capital gains annually under federal tax laws.

Transaction Cost Risk. Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s expected high rate of portfolio turnover, the Fund will likely incur higher brokerage and custody charges than those associated with an average equity fund. These transaction costs and high borrowing fees increase the cost of your investment in the Fund.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares.

New Adviser/Sub-Adviser Risk. Neither the Adviser nor Sub-Adviser has previously managed an ETF.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information, including its current net asset value per share, is available by calling toll-free (833)-653-6550.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance history
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833)-653-6550
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Real Asset Strategies ETF | Real Asset Strategies ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RASF
Management Fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	$ 268

[1]	Under the Investment Advisory Agreement, Real Asset Strategies, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.